                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05654

Morgan Stanley Quality Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: August 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Quality Income Trust Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended August 31, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2004

   CLASS A      CLASS B       CLASS C      CLASS D
     6.57%        5.78%         5.77%        6.68%

            LEHMAN                               LIPPER
          BROTHERS              LIPPER     INTERMEDIATE
      INTERMEDIATE           CORPORATE       INVESTMENT
              U.S.                DEBT       GRADE DEBT
       GOVERNMENT/     FUNDS BBB-RATED            FUNDS
   CREDIT INDEX(1)            INDEX(2)         INDEX(3)
             5.07%               7.82%            6.14%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The review period was marked by a substantial amount of data indicating a stronger economy. While robust growth has historically led to higher interest rates, rates actually fell during the first half of the review period, primarily because of indications that the Federal Reserve Open Market Committee (the "Fed") intended to keep the federal funds rate at low levels. At the time, the Fed was concerned by a lack of employment growth, and investors remained concerned about terrorism and other potentially deflationary forces.

This environment changed in April 2004. Rates rose abruptly with the publication of strong March employment figures as well as upward revisions from prior months. This report, along with higher oil prices and other price pressures, led investors to the conclusion that the Fed would raise interest rates sooner than had been anticipated. In fact, during this period the Fed affirmed its intent to raise rates at a measured pace from multidecade lows. As expected, the Fed raised the federal funds rate by 25 basis points (0.25 percent) at the end of June and again at the beginning of August.

Performance by sectors varied during the period. Corporate bonds outperformed government securities as investors sought out higher yields. Additionally, a rising appetite for risk among investors led to the outperformance of lower-rated issues, which outpaced higher-quality bonds by more than 200 basis points over the 12-month period.

Government securities largely underperformed other sectors of the bond market because of their high sensitivity to changes in interest rates as well as their lack of yield relative to other sectors. Mortgage-backed securities (MBSs) also lagged during the period. While this sector outperformed as rates rose in the second half of the period, this was not enough to make up for their underperformance resulting from falling interest rates and high prepayment expectations in the first half.

PERFORMANCE ANALYSIS

Morgan Stanley Quality Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index and underperformed the Lipper Corporate Debt Funds BBB-Rated Index. The Fund's Class A and D shares outperformed the Lipper Intermediate Investment Grade Debt Funds Index, while its Class B and C shares underperformed that benchmark. The Fund's performance over the period was driven largely by its interest-rate strategy. Our analysis of the economy at the beginning of the period indicated that the next major movement in interest rates was likely to be upward once employment growth materialized. Accordingly, we moved to limit the impact of potential rate increases by deemphasizing the five-year portion of the yield curve. This stance limited the Fund's interest-rate sensitivity, a posture that became a drag on performance when rates fell early in the period but ultimately contributed strongly to returns when rates rose sharply in the second half of the Fund's fiscal year.

The Fund's corporate holdings also contributed positively to its performance relative to the benchmark. We maintained our focus on corporate securities with an overweighted position in the sector relative to the Lehman Brothers Intermediate U.S. Government/Credit Index. This overweighting boosted the Fund's returns by enhancing its exposure to outperforming corporate bonds. Our strategy during the period was to emphasize bonds in the BBB-rating range, with a focus on the industrial, paper and energy sectors. While this benefited performance relative to the Lehman Index, an underweighting in lower-quality corporates detracted from performance relative to the Lipper peer group.

[SIDENOTE]

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INVESTMENT-GRADE FIXED-INCOME SECURITIES. THESE SECURITIES MAY INCLUDE CORPORATE DEBT SECURITIES, PREFERRED STOCKS, U.S. GOVERNMENT SECURITIES, AND MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, ASSET-BACKED SECURITIES AND SECURITIES ISSUED BY FOREIGN GOVERNMENTS OR CORPORATIONS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST-RATE TRENDS, BOND RATINGS AND OTHER FACTORS RELATING TO THE ISSUERS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS, AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE,

PORTFOLIO COMPOSITION*

Corporate Bonds                             90.7%
Asset-Backed Securities                      4.0
Short-Term Investments                       3.0
Foreign Government Obligations               2.2
Mortgage-Backed Securities                   0.1

  LONG-TERM CREDIT ANALYSIS

Aaa/AAA                                      7.7%
Aa/AA                                        5.8
A/A                                         35.0
Baa/BBB                                     46.0
Ba/BB                                        5.5

DATA AS OF AUGUST 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

* THE FUND HAS OUTSTANDING SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $20,566,391 WITH UNREALIZED DEPRECIATION OF $317,431.

[SIDENOTE]

http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT 1-800-SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT 1-800-869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED AUGUST 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING 1-800-350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

Performance Summary

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                                            ($ IN THOUSANDS)
                   CLASS B@   LEHMAN(1)   LIPPER CORPORATE(2)   LIPPER INTERMEDIATE(3)
August 31, 1994    $  10,000   $  10,000   $            10,000   $               10,000
August 31, 1995    $  10,856   $  10,947   $            11,179   $               11,020
August 31, 1996    $  11,136   $  11,433   $            11,673   $               11,454
August 31, 1997    $  12,019   $  12,398   $            13,039   $               12,552
August 31, 1998    $  12,803   $  13,511   $            14,019   $               13,744
August 31, 1999    $  12,922   $  13,809   $            14,106   $               13,805
August 31, 2000    $  13,154   $  14,675   $            14,938   $               14,714
August 31, 2001    $  14,410   $  16,478   $            16,536   $               16,526
August 31, 2002    $  15,070   $  17,754   $            17,042   $               17,487
August 31, 2003    $  15,316   $  18,686   $            18,544   $               18,428
August 31, 2004    $  16,201   $  19,633   $            19,995   $               19,559

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2004

                      CLASS A SHARES*       CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                     (SINCE 07/28/97)       (SINCE 05/03/89)      (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                          IISAX                  IISBX                 IISCX                 IISDX
1 YEAR                           6.57%(4)               5.78%(4)              5.77%(4)              6.68%(4)
                                 2.04(5)                0.78(5)               4.77(5)                 --
5 YEARS                          5.51(4)                4.63(4)               4.65(4)               5.45(4)
                                 4.59(5)                4.29(5)               4.65(5)                 --
10 YEARS                           --                   4.94(4)                 --                    --
                                   --                   4.94(5)                 --                    --
SINCE INCEPTION                  5.02(4)                5.54(4)               4.24(4)               5.06(4)
                                 4.38(5)                5.54(5)               4.24(5)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, AND CORPORATE AND YANKEE BONDS WITH MATURITIES OF 1 TO 10 YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CORPORATE DEBT FUNDS BBB-RATED CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. AS OF THE DATE OF THIS REPORT, THE FUND IS IN THE LIPPER CORPORATE DEBT FUNDS BBB-RATED CLASSIFICATION.

(3) THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

@    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2004.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 - 08/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                   BEGINNING          ENDING         EXPENSES PAID
                                                 ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                ---------------   ---------------   ---------------
                                                                                      03/01/04 -
                                                   03/01/04          08/31/04          08/31/04
                                                ---------------   ---------------   ---------------
CLASS A
Actual (0.79% return)                           $      1,000.00   $      1,007.90   $          5.25
Hypothetical (5% return before expenses)        $      1,000.00   $      1,019.91   $          5.28

CLASS B
Actual (0.31% return)                           $      1,000.00   $      1,003.10   $          8.81
Hypothetical (5% return before expenses)        $      1,000.00   $      1,016.34   $          8.87

CLASS C
Actual (0.42% return)                           $      1,000.00   $      1,004.20   $          8.82
Hypothetical (5% return before expenses)        $      1,000.00   $      1,016.34   $          8.87

CLASS D
Actual (0.84% return)                           $      1,000.00   $      1,008.40   $          4.54
Hypothetical (5% return before expenses)        $      1,000.00   $      1,020.61   $          4.57

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.04%, 1.75%, 1.75% AND 0.90% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). THESE RATIOS REFLECT AN EXPENSE CAP THAT TOOK EFFECT MAY 1, 2004. IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.13%, 1.85%, 1.85% AND 1.00%, RESPECTIVELY.

MORGAN STANLEY QUALITY INCOME TRUST

PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004

 PRINCIPAL
 AMOUNT IN                                                                         COUPON            MATURITY
 THOUSANDS                                                                          RATE               DATE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS (89.7%)
               ADVERTISING/MARKETING SERVICES (0.6%)
$        595   WPP Finance (UK) Corp. - 144A*                                          5.875%        06/15/14       $    610,531
                                                                                                                    ------------

               AEROSPACE & DEFENSE (2.2%)
         160   Lockheed Martin Corp.                                                    7.70         06/15/08            182,980
         325   Northrop Grumman Corp.                                                  7.125         02/15/11            374,147
         365   Raytheon Co.                                                             4.50         11/15/07            378,053
         300   Raytheon Co.                                                             4.85         01/15/11            308,445
          55   Raytheon Co.                                                             6.75         08/15/07             60,379
         100   Raytheon Co.                                                             8.30         03/01/10            119,853
         557   Systems 2001 Asset Trust - 144A*                                        6.664         09/15/13            620,947
                                                                                                                    ------------
                                                                                                                       2,044,804
                                                                                                                    ------------

               AIR FREIGHT/COURIERS (0.5%)
         125   FedEx Corp.                                                              2.65         04/01/07            123,418
         280   FedEx Corp.                                                              7.25         02/15/11            321,390
                                                                                                                    ------------
                                                                                                                         444,808
                                                                                                                    ------------

               AIRLINES (1.0%)
         249   American West Airlines                                                   7.10         04/02/21            268,299
         234   Continental Airlines, Inc.                                              6.648         09/15/17            218,859
         455   Continental Airlines, Inc. (Series 991A)                                6.545         02/02/19            430,821
                                                                                                                    ------------
                                                                                                                         917,979
                                                                                                                    ------------

               AUTO PARTS: O.E.M. (0.3%)
         265   Johnson Controls, Inc.                                                   5.00         11/15/06            276,957
                                                                                                                    ------------

               BEVERAGES: ALCOHOLIC (0.5%)
         450   Miller Brewing Co. - 144A*                                               4.25         08/15/08            458,211
                                                                                                                    ------------

               BROADCASTING (0.4%)
         340   Clear Channel Communications, Inc.                                       7.65         09/15/10            389,638
                                                                                                                    ------------

               BUILDING PRODUCTS (0.2%)
         160   Masco Corp.                                                             4.625         08/15/07            165,776
                                                                                                                    ------------

               CABLE/SATELLITE TV (1.6%)
       1,040   Comcast Corp.                                                            6.50         01/15/15          1,122,025
         395   Echostar DBS Corp.                                                      6.375         10/01/11            397,962
                                                                                                                    ------------
                                                                                                                       1,519,987
                                                                                                                    ------------

               CASINO/GAMING (1.8%)
       1,075   Harrah's Operating Co., Inc. - 144A*                                     5.50         07/01/10          1,102,082
         540   MGM Mirage Inc.                                                          8.50         09/15/10            610,200
                                                                                                                    ------------
                                                                                                                       1,712,282
                                                                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                         COUPON            MATURITY
 THOUSANDS                                                                          RATE               DATE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS: MAJOR DIVERSIFIED (0.4%)
$        345   ICI Wilmington Inc.                                                     4.375%        12/01/08       $    348,040
                                                                                                                    ------------

               CONTAINERS/PACKAGING (0.9%)
         290   Packaging Corp. of America                                               5.75         08/01/13            298,018
         540   Sealed Air Corp - 144A*                                                 5.625         07/15/13            553,979
                                                                                                                    ------------
                                                                                                                         851,997
                                                                                                                    ------------

               DEPARTMENT STORES (2.3%)
         720   Federated Department Stores, Inc.                                        7.00         02/15/28            794,958
       1,045   May Department Stores Co., Inc.                                          5.95         11/01/08          1,116,137
         170   May Department Stores Co., Inc.                                          6.70         09/15/28            177,377
         130   May Department Stores Co., Inc.                                         6.875         11/01/05            136,119
                                                                                                                    ------------
                                                                                                                       2,224,591
                                                                                                                    ------------

               DRUGSTORE CHAINS (1.2%)
         425   CVS Corp.                                                               5.625         03/15/06            444,123
         592   CVS Corp. - 144A*                                                       5.789         01/10/26            600,078
          54   CVS Corp. - 144A*                                                       6.204         10/10/25             56,889
                                                                                                                    ------------
                                                                                                                       1,101,090
                                                                                                                    ------------

               ELECTRIC UTILITIES (7.2%)
         215   Appalachian Power Co. (Series H)                                         5.95         05/15/33            210,376
         560   Arizona Public Service Co.                                               5.80         06/30/14            587,702
         105   Cincinnati Gas & Electric Co.                                            5.70         09/15/12            111,085
         260   Cincinnati Gas & Electric Co. (Series A)                                 5.40         06/15/33            236,769
         500   Cincinnati Gas & Electric Co. (Series B)                                5.375         06/15/33            453,632
         525   Columbus Southern Power Co. (Series D)                                   6.60         03/01/33            567,076
          55   Detroit Edison Co.                                                      6.125         10/01/10             60,221
         535   Duke Energy Corp.                                                        4.50         04/01/10            544,276
         285   Entergy Gulf States, Inc.                                                3.60         06/01/08            282,019
         795   Exelon Corp.                                                             6.75         05/01/11            887,654
         315   Jersey Central Power & Light Co. - 144A*                                5.625         05/01/16            327,943
         515   Pacific Gas & Electric Co.                                               6.05         03/01/34            518,610
         130   Public Service Electric & Gas Co.                                        5.00         01/01/13            133,095
         260   South Carolina Electric & Gas Co.                                        5.30         05/15/33            246,455
         110   Southern California Edison Co.                                           5.00         01/15/14            112,045
         235   Texas Eastern Transmission, L.P.                                         7.00         07/15/32            264,350
         180   Texas-New Mexico Power Co.                                               6.25         01/15/09            190,559
         430   TXU Energy Co.                                                           7.00         03/15/13            482,755

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                         COUPON            MATURITY
 THOUSANDS                                                                          RATE               DATE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
$        345   Westar Energy Inc.
                                                                                        6.00%        07/01/14       $    367,887
         235   Wisconsin Electric Power Co.                                            5.625         05/15/33            232,862
                                                                                                                    ------------
                                                                                                                       6,817,371
                                                                                                                    ------------

               ELECTRICAL PRODUCTS (0.5%)
         480   Cooper Industries Inc.                                                   5.25         07/01/07            506,054
                                                                                                                    ------------

               ELECTRONIC EQUIPMENT/INSTRUMENTS (0.7%)
         585   Xerox Corp.                                                             7.125         06/15/10            623,025
                                                                                                                    ------------

               ENVIRONMENTAL SERVICES (1.0%)
         544   USA Waste Services, Inc.                                                 7.00         07/15/28            596,709
         310   USA Waste Services, Inc.                                                7.125         10/01/07            343,848
                                                                                                                    ------------
                                                                                                                         940,557
                                                                                                                    ------------

               FINANCE/RENTAL/LEASING (6.4%)
         510   CIT Group Inc.                                                          2.875         09/29/06            508,808
         320   CIT Group Inc.                                                          7.375         04/02/07            353,100
         960   Countrywide Home Loans, Inc.                                             3.25         05/21/08            945,486
       1,020   Ford Motor Credit Co.                                                    7.25         10/25/11          1,100,585
         800   Ford Motor Credit Co.                                                   7.375         10/28/09            876,543
         870   MBNA Corp.                                                              6.125         03/01/13            931,163
         745   SLM Corp.                                                                5.00         10/01/13            746,181
         525   Toyota Motor Credit Corp. (Series MTN)                                   5.65         01/15/07            556,201
                                                                                                                    ------------
                                                                                                                       6,018,067
                                                                                                                    ------------

               FINANCIAL CONGLOMERATES (6.6%)
         735   Chase Manhattan Corp.                                                    6.00         02/15/09            796,032
         500   Citicorp                                                                6.375         11/15/08            551,468
         100   Citigroup Inc.                                                          5.625         08/27/12            106,891
         265   Citigroup Inc.                                                           6.00         02/21/12            291,316
         385   General Motors Acceptance Corp.                                          4.50         07/15/06            393,207
       2,000   General Motors Acceptance Corp.                                         6.875         09/15/11          2,096,814
       1,080   General Motors Acceptance Corp.                                          8.00         11/01/31          1,122,170
         410   Prudential Funding LLC (Series MTN) - 144A*                              6.60         05/15/08            456,700
         170   Prudential Holdings, LLC (Series B) (FSA) - 144A*                       7.245         12/18/23            199,378
         200   Prudential Holdings, LLC (Series C) - 144A*                             8.695         12/18/23            253,427
                                                                                                                    ------------
                                                                                                                       6,267,403
                                                                                                                    ------------

               FOOD RETAIL (1.5%)
         340   Albertson's, Inc.                                                        7.50         02/15/11            394,548
         475   Kroger Co.                                                               6.80         04/01/11            532,244
         300   Kroger Co.                                                               7.50         04/01/31            348,505
         160   Safeway Inc.                                                             6.15         03/01/06            167,666
                                                                                                                    ------------
                                                                                                                       1,442,963
                                                                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                         COUPON            MATURITY
 THOUSANDS                                                                          RATE               DATE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               FOOD: MAJOR DIVERSIFIED (1.2%)
$      1,085   Kraft Foods Inc.                                                        5.625%        11/01/11       $  1,150,290
                                                                                                                    ------------

               FOOD: MEAT/FISH/DAIRY (0.3%)
         230   Conagra Foods, Inc.                                                      6.00         09/15/06            243,244
                                                                                                                    ------------

               FOREST PRODUCTS (1.4%)
         150   Weyerhaeuser Co.                                                         6.00         08/01/06            158,274
       1,055   Weyerhaeuser Co.                                                         6.75         03/15/12          1,182,222
                                                                                                                    ------------
                                                                                                                       1,340,496
                                                                                                                    ------------

               GAS DISTRIBUTORS (0.7%)
          95   Northwest Pipeline Corp.                                                8.125         03/01/10            107,469
         140   Panhandle Eastern Pipe Line Co. (Series B)                               2.75         03/15/07            136,573
          39   Ras Laffan Liquid Natural
                 Gas Co. Ltd. - 144A* (Qatar)                                          7.628         09/15/06             40,621
         335   Ras Laffan Liquid Natural
                 Gas Co. Ltd. - 144A* (Qatar)                                          8.294         03/15/14            395,920
                                                                                                                    ------------
                                                                                                                         680,583
                                                                                                                    ------------

               HOME FURNISHINGS (0.3%)
         130   Mohawk Industries, Inc. (Class C)                                        6.50         04/15/07            139,820
         110   Mohawk Industries, Inc. (Series D)                                       7.20         04/15/12            126,705
                                                                                                                    ------------
                                                                                                                         266,525
                                                                                                                    ------------

               HOME IMPROVEMENT CHAINS (0.8%)
         295   Lowe's Companies, Inc.                                                   6.50         03/15/29            325,343
          71   Lowe's Companies, Inc.                                                  6.875         02/15/28             81,526
         300   Lowe's Companies, Inc.                                                   7.50         12/15/05            319,446
                                                                                                                    ------------
                                                                                                                         726,315
                                                                                                                    ------------

               HOSPITAL/NURSING MANAGEMENT (0.7%)
         625   HCA Inc.                                                                 6.30         10/01/12            648,766
                                                                                                                    ------------

               HOTELS/RESORTS/CRUISELINES (2.4%)
         725   Hilton Hotels Corp.                                                     7.625         12/01/12            831,938
         695   Hyatt Equities LLC - 144A*                                              6.875         06/15/07            745,869
         195   Marriott International, Inc. (Series D)                                 8.125         04/01/05            201,195
         265   Marriott International, Inc. (Series E)                                  7.00         01/15/08            291,129
         195   Starwood Hotels & Resorts Worldwide, Inc.                               7.375         05/01/07            209,625
                                                                                                                    ------------
                                                                                                                       2,279,756
                                                                                                                    ------------

               INDUSTRIAL CONGLOMERATES (3.3%)
         925   General Electric Capital Corp.                                           6.75         03/15/32          1,054,172
         515   Honeywell International, Inc.                                           5.125         11/01/06            538,865
         550   Honeywell International, Inc.                                            7.50         03/01/10            641,621

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                         COUPON            MATURITY
 THOUSANDS                                                                          RATE               DATE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
$        315   Hutchison Whampoa International Ltd. - 144A*
                 (Virgin Islands)                                                       5.45%        11/24/10       $    324,395
         515   Hutchison Whampoa International Ltd. - 144A*
                 (Virgin Islands)                                                       6.50         02/13/13            544,551
                                                                                                                    ------------
                                                                                                                       3,103,604
                                                                                                                    ------------

               INFORMATION TECHNOLOGY SERVICES (0.6%)
         260   Electronic Data Systems Corp.                                           7.125         10/15/09            277,502
         330   Electronic Data Systems Corp. (Series B)                                 6.50         08/01/13            327,101
                                                                                                                    ------------
                                                                                                                         604,603
                                                                                                                    ------------

               INSURANCE BROKERS/SERVICES (1.4%)
       1,335   Farmers Exchange Capital - 144A*                                         7.05         07/15/28          1,360,496
                                                                                                                    ------------

               INTEGRATED OIL (1.8%)
         750   Amerada Hess Corp.                                                      7.875         10/01/29            857,779
         345   Conoco Funding Co.                                                       6.35         10/15/11            385,485
          40   Petro-Canada (Canada)                                                    4.00         07/15/13             37,295
         415   Petro-Canada (Canada)                                                    5.35         07/15/33            373,517
                                                                                                                    ------------
                                                                                                                       1,654,076
                                                                                                                    ------------

               INVESTMENT BANKS/BROKERS (1.1%)
         400   Goldman Sachs Group Inc.                                                 5.25         10/15/13            407,050
          90   Goldman Sachs Group Inc.                                                 6.60         01/15/12            100,490
         480   Goldman Sachs Group Inc.                                                6.875         01/15/11            542,512
                                                                                                                    ------------
                                                                                                                       1,050,052
                                                                                                                    ------------

               LIFE/HEALTH INSURANCE (0.6%)
         475   John Hancock Global Funding II - 144A*                                   7.90         07/02/10            562,347
                                                                                                                    ------------

               MAJOR BANKS (2.4%)
         980   Bank of America Corp.                                                   3.375         02/17/09            966,510
         250   Bank of New York (The)                                                   5.20         07/01/07            263,426
         475   First Union National Bank (Series BKNT)                                  7.80         08/18/10            560,649
         480   Huntington National Bank                                                 2.75         10/16/06            481,127
                                                                                                                    ------------
                                                                                                                       2,271,712
                                                                                                                    ------------

               MAJOR TELECOMMUNICATIONS (5.2%)
         420   AT&T Corp.                                                               8.75         11/15/31            443,100
         150   Deutsche Telekom International Finance Corp.
                 (Netherlands)                                                          8.50         06/15/10            180,145

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                         COUPON            MATURITY
 THOUSANDS                                                                          RATE               DATE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
$        455   Deutsche Telekom International Finance Corp.
                 (Netherlands)                                                          8.75%        06/15/30       $    584,973
         305   France Telecom S.A. (France)                                             9.50         03/01/31            402,667
          80   GTE Corp.                                                                6.36         04/15/06             84,468
         240   Sprint Capital Corp.                                                     8.75         03/15/32            304,760
         480   Telecom Italia Capital SpA - 144A* (Italy)                               4.00         11/15/08            482,523
         165   Verizon Global Funding Corp.                                             7.25         12/01/10            189,631
       1,910   Verizon Global Funding Corp.                                             7.75         12/01/30          2,268,849
                                                                                                                    ------------
                                                                                                                       4,941,116
                                                                                                                    ------------

               MANAGED HEALTH CARE (4.0%)
       1,000   Aetna, Inc.                                                             7.875         03/01/11          1,179,688
         885   Anthem Insurance - 144A*                                                9.125         04/01/10          1,099,038
          60   Anthem, Inc.                                                             6.80         08/01/12             67,702
         790   Health Net, Inc.                                                        8.375         04/15/11            949,464
         270   UnitedHealth Group Inc.                                                  7.50         11/15/05            285,816
         175   Wellpoint Health Network, Inc.                                          6.375         06/15/06            185,274
                                                                                                                    ------------
                                                                                                                       3,766,982
                                                                                                                    ------------

               MEDIA CONGLOMERATES (3.4%)
         600   News America Holdings, Inc.                                              7.75         02/01/24            701,539
          50   News America Holdings, Inc.                                             8.875         04/26/23             64,706
          65   News America, Inc.                                                       4.75         03/15/10             66,414
         730   News America, Inc.                                                       7.28         06/30/28            823,755
         530   Time Warner Co., Inc.                                                    7.57         02/01/24            599,662
         500   Time Warner Inc.                                                        7.625         04/15/31            572,182
         295   Time Warner Inc.                                                         7.70         05/01/32            341,026
                                                                                                                    ------------
                                                                                                                       3,169,284
                                                                                                                    ------------

               MEDICAL SPECIALTIES (0.2%)
         190   Fisher Scientific International Inc. - 144A*                             6.75         08/15/14            197,125
                                                                                                                    ------------

               MOTOR VEHICLES (1.3%)
         345   DaimlerChrysler North American Holdings Co.                              7.30         01/15/12            390,350
         215   DaimlerChrysler North American Holdings Co.                              8.00         06/15/10            250,021
         490   DaimlerChrysler North American Holdings Co.                              8.50         01/18/31            599,490
                                                                                                                    ------------
                                                                                                                       1,239,861
                                                                                                                    ------------

               MULTI-LINE INSURANCE (3.0%)
         505   AIG Sun America Global Finance VI - 144A*                                6.30         05/10/11            557,374
         565   American General Finance Corp.                                          4.625         09/01/10            572,363

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                         COUPON            MATURITY
 THOUSANDS                                                                          RATE               DATE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
$        625   American General Finance Corp.                                          5.875%        07/14/06       $    659,501
         365   Equitable Life Assurance Society - 144A*                                 6.95         12/01/05            384,668
         135   Hartford Financial Services Group, Inc.                                 2.375         06/01/06            133,835
         500   Hartford Financial Services Group, Inc.                                  7.75         06/15/05            520,178
                                                                                                                    ------------
                                                                                                                       2,827,919
                                                                                                                    ------------

               OIL & GAS PIPELINES (0.8%)
         525   GulfTerra Energy Partners, L.P.                                          6.25         06/01/10            580,781
         120   Transcontinental Gas Pipe Line Corp. (Series B)                         8.875         07/15/12            146,100
                                                                                                                    ------------
                                                                                                                         726,881
                                                                                                                    ------------

               OIL & GAS PRODUCTION (4.9%)
         470   Consolidated Natural Gas Co. (Series B)                                 5.375         11/01/06            491,601
         410   Kerr-McGee Corp.                                                        5.875         09/15/06            431,445
         230   Kerr-McGee Corp.                                                        6.625         10/15/07            250,073
         330   Kerr-McGee Corp.                                                        7.875         09/15/31            384,818
         485   Nexen Inc. (Canada)                                                      5.05         11/20/13            483,162
         605   Occidental Peteroleum Corp.                                              8.45         02/15/29            804,801
         155   Pemex Project Funding Master Trust                                      7.375         12/15/14            170,345
         210   Pemex Project Funding Master Trust                                      7.875         02/01/09            236,775
       1,170   Pemex Project Funding Master Trust                                       8.00         11/15/11          1,336,725
                                                                                                                    ------------
                                                                                                                       4,589,745
                                                                                                                    ------------

               OIL REFINING/MARKETING (0.6%)
         140   Ashland Inc.                                                             7.83         08/15/05            145,949
         300   Marathon Oil Corp.                                                      5.375         06/01/07            316,155
         120   Marathon Oil Corp.                                                       6.00         07/01/12            129,445
                                                                                                                    ------------
                                                                                                                         591,549
                                                                                                                    ------------

               OTHER METALS/MINERALS (0.9%)
         365   Inco Ltd. (Canada)                                                       7.20         09/15/32            407,187
         395   Inco Ltd. (Canada)                                                       7.75         05/15/12            462,420
                                                                                                                    ------------
                                                                                                                         869,607
                                                                                                                    ------------

               PROPERTY - CASUALTY INSURERS (0.9%)
         875   Mantis Reef Ltd. - 144A*                                                4.692         11/14/08            886,585
                                                                                                                    ------------

               PULP & PAPER (2.2%)
         590   Abitibi-Consolidated Inc. (Canada)                                       8.55         08/01/10            637,200
         505   Bowater Canada Finance (Canada)                                          7.95         11/15/11            537,842
         390   International Paper Co.                                                  4.25         01/15/09            392,689
         130   International Paper Co.                                                  5.85         10/30/12            137,274
         370   Sappi Papier Holding AG - 144A* (Austria)                                6.75         06/15/12            403,299
                                                                                                                    ------------
                                                                                                                       2,108,304
                                                                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                         COUPON            MATURITY
 THOUSANDS                                                                          RATE               DATE             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE DEVELOPMENT (0.8%)
$        370   World Financial Properties - 144A*                                       6.91 %       09/01/13       $    413,324
         273   World Financial Properties - 144A*                                       6.95         09/01/13            305,924
                                                                                                                    ------------
                                                                                                                         719,248
                                                                                                                    ------------

               REAL ESTATE INVESTMENT TRUSTS (0.5%)
         100   EOP Operating L.P.                                                       4.75         03/15/14             95,689
         270   Rouse Co. (The)                                                         3.625         03/15/09            252,520
         135   Rouse Co. (The)                                                         5.375         11/26/13            127,201
                                                                                                                    ------------
                                                                                                                         475,410
                                                                                                                    ------------

               REGIONAL BANKS (0.2%)
         175   US Bancorp                                                               5.10         07/15/07            183,918
                                                                                                                    ------------

               RESTAURANTS (0.4%)
         310   Tricon Global Restaurants, Inc.                                         8.875         04/15/11            384,457
                                                                                                                    ------------

               SAVINGS BANKS (1.7%)
          70   Household Finance Corp.                                                 6.375         10/15/11             77,266
         675   Household Finance Corp.                                                  6.75         05/15/11            759,349
         685   Washington Mutual Bank                                                   5.50         01/15/13            710,748
          20   Washington Mutual Inc.                                                   8.25         04/01/10             23,762
                                                                                                                    ------------
                                                                                                                       1,571,125
                                                                                                                    ------------

               SPECIALTY STORES (0.5%)
         185   Autonation, Inc.                                                         9.00         08/01/08            212,287
         290   Toys "R" Us                                                             7.875         04/15/13            288,187
                                                                                                                    ------------
                                                                                                                         500,474
                                                                                                                    ------------

               TOBACCO (0.9%)
         305   Altria Group, Inc.                                                       7.00         11/04/13            322,047
         535   Altria Group, Inc.                                                       7.75         01/15/27            567,243
                                                                                                                    ------------
                                                                                                                         889,290
                                                                                                                    ------------

               WIRELESS TELECOMMUNICATIONS (0.5%)
         390   AT&T Wireless Services, Inc.                                            7.875         03/01/11            460,264
                                                                                                                    ------------
               TOTAL CORPORATE BONDS
                 (COST $83,277,779)                                                                                   84,724,140
                                                                                                                    ------------

               ASSET-BACKED SECURITIES (4.0%)
               FINANCE/RENTAL/LEASING (4.0%)
         550   Chase Manhattan Auto Owners Trust 2004-A A4                              2.83         09/15/10            545,458
         350   CIT Equipment Collateral 2004-EF1 A3                                     3.50         09/20/08            351,250
         550   Daimler Chrysler Auto Trust 2003-B A4                                    2.86         03/09/09            549,288
         450   Harley-Davidson Motorcycle Trust 2004-2 A2                               3.56         02/15/12            455,691

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                         COUPON            MATURITY
 THOUSANDS                                                                          RATE               DATE               VALUE
----------------------------------------------------------------------------------------------------------------------------------
$        550   Honda Auto Receivables Owner Trust 2004-1 A4                             3.06 %       10/21/09         $    549,595
         800   MBNA Credit Card Master Trust 2004-A4 A4                                 2.70         09/15/09              794,178
         500   TXU Electric Delivery Transition Bond
                 Company LLC 2004-1 A2                                                  4.81         11/15/12              515,898
                                                                                                                      ------------

               TOTAL ASSET-BACKED SECURITIES
                 (COST $3,763,305)                                                                                       3,761,358
                                                                                                                      ------------

               FOREIGN GOVERNMENT OBLIGATIONS (2.1%)
         820   United Mexican States Corp. (Mexico)                                     8.30         08/15/31              942,180
         860   United Mexican States Corp. (Mexico)                                    9.875         02/01/10            1,069,410
                                                                                                                      ------------

               TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                 (COST $2,019,765)                                                                                       2,011,590
                                                                                                                      ------------

               U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (0.1%)
          34   Federal Home Loan Mortgage Corp.                                         7.50         09/01/30               36,689
               Federal National Mortgage Association
           2                                                                            7.00         01/01/30                2,424
          79                                                                            7.50    09/01/29 - 04/01/32         85,346
                                                                                                                      ------------

               TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                 (COST $122,033)                                                                                           124,459
                                                                                                                      ------------

               SHORT-TERM INVESTMENTS (3.0%)
               U.S. GOVERNMENT OBLIGATION (a) (0.3%)
         300   U.S. Treasury Bill **
                 (COST $299,820)                                                        0.98         09/23/04              299,820
                                                                                                                      ------------

               REPURCHASE AGREEMENT (2.7%)
       2,487   Joint repurchase agreement account
                 (dated 08/31/04; proceeds $2,487,108) (b)
                 (COST $2,487,000)                                                      1.57         09/01/04            2,487,000
                                                                                                                      ------------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $2,786,820)                                                                                       2,786,820
                                                                                                                      ------------

               TOTAL INVESTMENTS
                 (COST $91,969,702) (c) (d)                                                           98.9%             93,408,367
               OTHER ASSETS IN EXCESS OF LIABILITIES                                                   1.1               1,030,673
                                                                                                     -----            ------------
               NET ASSETS                                                                            100.0%           $ 94,439,040
                                                                                                     =====            ============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  ** A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $128,850.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $20,040,269 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $92,513,002. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,585,155 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $689,790, RESULTING IN NET UNREALIZED APPRECIATION OF $895,365.

BOND INSURANCE:

----------
 FSA  FINANCIAL SECURITY ASSURANCE.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2004:

NUMBER OF                             DESCRIPTION/DELIVERY                UNDERLYING FACE      UNREALIZED
CONTRACTS   LONG/SHORT                   MONTH AND YEAR                   AMOUNT AT VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------------------------
   25         Short       U.S. Treasury Bond 20 Year, September 2004      $    (2,813,281)   $   (214,431)
   15         Short       U.S. Treasury Bond 20 Year, December 2004            (1,669,688)         (8,488)
    1         Short       U.S. Treasury Notes 10 Year, September 2004            (113,469)         (3,003)
   24         Short       U.S. Treasury Notes 10 Year, December 2004           (2,695,500)        (30,170)
   30         Short       U.S. Treasury Notes 5 Year, December 2004            (3,320,156)        (29,678)
    6         Short       U.S. Treasury Notes 2 Year, September 2004           (1,275,750)        (15,485)
   41         Short       U.S. Treasury Notes 2 Year, December 2004            (8,678,547)        (16,176)
                                                                                             ------------
                          Total unrealized depreciation                                      $   (317,431)
                                                                                             ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY QUALITY INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2004

ASSETS:
Investments in securities, at value (cost $91,969,702)                          $    93,408,367
Receivable for:
  Interest                                                                            1,477,407
  Investments sold                                                                      178,456
  Shares of beneficial interest sold                                                      7,530
Prepaid expenses and other assets                                                        18,630
                                                                                ---------------
    TOTAL ASSETS                                                                     95,090,390
                                                                                ---------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                                                290,221
  Distribution fee                                                                       61,880
  Variation margin                                                                       60,454
  Investment management fee                                                              44,417
  Dividends and distributions to shareholders                                            43,601
Payable to bank                                                                          11,876
Accrued expenses and other payables                                                     138,901
                                                                                ---------------
    TOTAL LIABILITIES                                                                   651,350
                                                                                ---------------
    NET ASSETS                                                                  $    94,439,040
                                                                                ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                 $   102,630,425
Net unrealized appreciation                                                           1,121,234
Dividends in excess of net investment income                                           (549,749)
Accumulated net realized loss                                                        (8,762,870)
                                                                                ---------------
    NET ASSETS                                                                  $    94,439,040
                                                                                ===============
CLASS A SHARES:
Net Assets                                                                      $     7,627,752
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                               797,479
    NET ASSET VALUE PER SHARE                                                   $          9.56
                                                                                ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                             $          9.98
                                                                                ===============
CLASS B SHARES:
Net Assets                                                                      $    73,650,223
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                             7,768,218
    NET ASSET VALUE PER SHARE                                                   $          9.48
                                                                                ===============
CLASS C SHARES:
Net Assets                                                                      $     7,473,801
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                               786,769
    NET ASSET VALUE PER SHARE                                                   $          9.50
                                                                                ===============
CLASS D SHARES:
Net Assets                                                                      $     5,687,264
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                               601,882
    NET ASSET VALUE PER SHARE                                                   $          9.45
                                                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2004

NET INVESTMENT INCOME:
INTEREST INCOME                                                                 $     5,601,273

EXPENSES
Distribution fee (Class A shares)                                                        14,495
Distribution fee (Class B shares)                                                       748,335
Distribution fee (Class C shares)                                                        72,080
Investment management fee                                                               665,388
Transfer agent fees and expenses                                                        172,898
Shareholder reports and notices                                                         107,585
Registration fees                                                                        81,148
Professional fees                                                                        76,630
Custodian fees                                                                           26,016
Trustees' fees and expenses                                                               8,615
Other                                                                                    20,725
                                                                                ---------------
    TOTAL EXPENSES                                                                    1,993,915
                                                                                ---------------
Less: amounts waived/reimbursed                                                         (48,253)
                                                                                ---------------
    NET EXPENSES                                                                      1,945,662
                                                                                ---------------
    NET INVESTMENT INCOME                                                             3,655,611
                                                                                ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                                             674,815
Futures contracts                                                                      (612,741)
                                                                                ---------------
    NET REALIZED GAIN                                                                    62,074
                                                                                ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                           3,143,491
Futures contracts                                                                      (489,196)
                                                                                ---------------
    NET APPRECIATION                                                                  2,654,295
                                                                                ---------------
    NET GAIN                                                                          2,716,369
                                                                                ---------------
NET INCREASE                                                                    $     6,371,980
                                                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR      FOR THE YEAR
                                                                              ENDED             ENDED
                                                                         AUGUST 31, 2004   AUGUST 31, 2003
                                                                         ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $     3,655,611   $     2,110,561
Net realized gain                                                                 62,074         1,830,654
Net change in unrealized depreciation                                          2,654,295        (1,748,491)
                                                                         ---------------   ---------------

    NET INCREASE                                                               6,371,980         2,192,724
                                                                         ---------------   ---------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                  (350,990)         (316,276)
Class B shares                                                                (3,453,039)       (3,155,485)
Class C shares                                                                  (332,476)         (264,530)
Class D shares                                                                  (321,400)         (356,548)
                                                                         ---------------   ---------------

    TOTAL DIVIDENDS                                                           (4,457,905)       (4,092,839)
                                                                         ---------------   ---------------

Net decrease from transactions in shares of beneficial interest              (34,307,978)       (3,592,687)
                                                                         ---------------   ---------------

  NET DECREASE                                                             (32,393,903)       (5,492,802)

NET ASSETS:
Beginning of period                                                          126,832,943       132,325,745
                                                                         ---------------   ---------------

END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME
OF $549,749 AND $248,881, RESPECTIVELY)                                  $    94,439,040   $   126,832,943
                                                                         ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY QUALITY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Quality Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement , the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of the daily net asset exceeding $1 billion.

Effective May 1, 2004, the Investment Manager agreed to assume all operating expenses (except distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.80% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,020,042 at August 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $18,869, $182,612 and $4,542, respectively and received $26,350 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended August 31, 2004, aggregated $188,259,208, and $241,145,215, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $142,905,302 and $185,147,192, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $21,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended August 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,311. At August 31, 2004, the Fund had an accrued pension liability of $60,842 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE YEAR                  FOR THE YEAR
                                                               ENDED                         ENDED
                                                          AUGUST 31, 2004               AUGUST 31, 2003
                                                    ----------------------------  ---------------------------
                                                        SHARES         AMOUNT        SHARES         AMOUNT
                                                    ------------   -------------  -----------   -------------
CLASS A SHARES
Sold                                                     704,453   $   6,705,247    7,230,344   $  69,757,478
Reinvestment of dividends                                 24,923         237,640       23,096         221,263
Redeemed                                                (958,026)     (9,092,170)  (7,352,712)    (70,908,969)
                                                    ------------   -------------  -----------   -------------
Net decrease -- Class A                                 (228,650)     (2,149,283)     (99,272)       (930,228)
                                                    ------------   -------------  -----------   -------------
CLASS B SHARES
Sold                                                     923,982       8,779,096    5,576,141      53,136,588
Reinvestment of dividends                                238,171       2,253,505      224,794       2,137,809
Redeemed                                              (4,090,065)    (38,614,692)  (6,031,461)    (57,282,326)
                                                    ------------   -------------  -----------   -------------
Net decrease -- Class B                               (2,927,912)    (27,582,091)    (230,526)     (2,007,929)
                                                    ------------   -------------  -----------   -------------
CLASS C SHARES
Sold                                                     195,232       1,846,576    1,825,800      17,330,693
Reinvestment of dividends                                 25,345         240,274       20,602         196,212
Redeemed                                                (546,505)     (5,137,914)  (1,411,756)    (13,429,508)
                                                    ------------   -------------  -----------   -------------
Net increase (decrease) -- Class C                      (325,928)     (3,051,064)     434,646       4,097,397
                                                    ------------   -------------  -----------   -------------
CLASS D SHARES
Sold                                                     279,178       2,647,709    1,942,485      18,431,785
Reinvestment of dividends                                 23,723         223,653       22,745         215,756
Redeemed                                                (466,532)     (4,396,902)  (2,466,593)    (23,399,468)
                                                    ------------   -------------  -----------   -------------
Net decrease -- Class D                                 (163,631)     (1,525,540)    (501,363)     (4,751,927)
                                                    ------------   -------------  -----------   -------------
Net decrease in Fund                                  (3,646,121)  $ (34,307,978)    (396,515)  $  (3,592,687)
                                                    ============   =============  ===========   =============

6. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR     FOR THE YEAR
                                                       ENDED              ENDED
                                                  AUGUST 31, 2004   AUGUST 31, 2003
                                                 ----------------   ---------------
Ordinary income                                    $   4,434,750     $  4,092,676
                                                   =============     ============

As of August 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                       $     97,891
Undistributed long-term gains                                 --
                                                    ------------
Net accumulated earnings                                  97,891
Capital loss carryforward*                            (8,415,827)
Post-October losses                                     (664,371)
Temporary differences                                   (104,443)
Net unrealized appreciation                              895,365
                                                    ------------
Total accumulated losses                            $ (8,191,385)
                                                    ============

*As of August 31, 2004, the Fund had a net capital loss carryforward of $8,415,827 of which $2,351,266 will expire on August 31, 2005, $199,882 will expire on August 31, 2006, $1,146,203 will expire on August 31, 2008, $2,891,735 will expire on August 31, 2009, $313,469 will expire on August 31, 2010 and $1,513,272 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $303,220, accumulated net realized loss was charged $198,206 and dividends in excess of net investment income was credited $501,426.

7. PURPOSES OF RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY QUALITY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE YEAR ENDED AUGUST 31,
                                                ----------------------------------------------------------------
                                                   2004             2003         2002        2001        2000
                                                ----------       ---------    ---------   ----------   ---------
CLASS A SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     9.39       $    9.53    $    9.35   $     8.97   $    9.30
                                                ----------       ---------    ---------   ----------   ---------

Income (loss) from investment operations:
  Net investment income                               0.35            0.20         0.37         0.52        0.55
  Net realized and unrealized gain (loss)             0.26            0.01         0.19         0.38       (0.33)
                                                ----------       ---------    ---------   ----------   ---------
Total income from investment operations               0.61            0.21         0.56         0.90        0.22
                                                ----------       ---------    ---------   ----------   ---------

Less dividends from net investment income            (0.44)          (0.35)       (0.38)       (0.52)      (0.55)
                                                ----------       ---------    ---------   ----------   ---------

Net asset value, end of period                  $     9.56       $    9.39    $    9.53   $     9.35   $    8.97
                                                ==========       =========    =========   ==========   =========

TOTAL RETURN+                                         6.57%           2.17%        6.17%       10.34%       2.49%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              1.19%(2)        1.14%        1.04%        1.21%       1.10%
Net investment income                                 3.86%(2)        2.14%        4.03%        5.71%       6.02%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    7,628       $   9,636    $  10,730   $    4,177   $   4,196
Portfolio turnover rate                                164%            429%         400%         358%        114%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.24% AND 3.81%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                FOR THE YEAR ENDED AUGUST 31,
                                                ----------------------------------------------------------------
                                                   2004             2003         2002        2001        2000
                                                ----------       ---------    ---------   ----------   ---------
CLASS B SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     9.32       $    9.45    $    9.35   $     8.98   $    9.31
                                                ----------       ---------    ---------   ----------   ---------

Income (loss) from investment operations:
  Net investment income                               0.29            0.14         0.31         0.47        0.49
  Net realized and unrealized gain (loss)             0.24            0.02         0.10         0.37       (0.33)
                                                ----------       ---------    ---------   ----------   ---------
Total income from investment operations               0.53            0.16         0.41         0.84        0.16
                                                ----------       ---------    ---------   ----------   ---------

Less dividends from net investment income            (0.37)          (0.29)       (0.31)       (0.47)      (0.49)
                                                ----------       ---------    ---------   ----------   ---------

Net asset value, end of period                  $     9.48       $    9.32    $    9.45   $     9.35   $    8.98
                                                ==========       =========    =========   ==========   =========

TOTAL RETURN+                                         5.78%           1.63%        4.58%        9.55%       1.80%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              1.85%(2)        1.79%        1.72%        1.84%       1.77%
Net investment income                                 3.20%(2)        1.49%        3.35%        5.08%       5.35%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $   73,650       $  99,695    $ 103,238   $   97,452   $  82,964
Portfolio turnover rate                                164%            429%         400%         358%        114%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.90% AND 3.15%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                FOR THE YEAR ENDED AUGUST 31,
                                                ----------------------------------------------------------------
                                                   2004             2003         2002        2001        2000
                                                ----------       ---------    ---------   ----------   ---------
CLASS C SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     9.34       $    9.46    $    9.36   $     8.99   $    9.32
                                                ----------       ---------    ---------   ----------   ---------

Income (loss) from investment operations:
  Net investment income                               0.29            0.14         0.31         0.47        0.49
  Net realized and unrealized gain (loss)             0.24            0.03         0.10         0.37       (0.33)
                                                ----------       ---------    ---------   ----------   ---------
Total income from investment operations               0.53            0.17         0.41         0.84        0.16
                                                ----------       ---------    ---------   ----------   ---------

Less dividends from net investment income            (0.37)          (0.29)       (0.31)       (0.47)      (0.49)
                                                ----------       ---------    ---------   ----------   ---------

Net asset value, end of period                  $     9.50       $    9.34    $    9.46   $     9.36   $    8.99
                                                ==========       =========    =========   ==========   =========

TOTAL RETURN+                                         5.77%           1.74%        4.57%        9.54%       1.80%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              1.85%(2)        1.79%        1.72%        1.84%       1.77%
Net investment income                                 3.20%(2)        1.49%        3.35%        5.08%       5.35%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    7,474       $  10,389    $   6,415   $    4,226   $   1,738
Portfolio turnover rate                                164%            429%         400%         358%        114%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.90% AND 3.15%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                FOR THE YEAR ENDED AUGUST 31,
                                                ----------------------------------------------------------------
                                                   2004             2003         2002        2001        2000
                                                ----------       ---------    ---------   ----------   ---------
CLASS D SHARES:

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     9.29       $    9.43    $    9.35   $     8.98   $    9.31
                                                ----------       ---------    ---------   ----------   ---------

Income (loss) from investment operations:
  Net investment income                               0.37            0.22         0.38         0.55        0.57
  Net realized and unrealized gain (loss)             0.24            0.01         0.09         0.37       (0.33)
                                                ----------       ---------    ---------   ----------   ---------
Total income from investment operations               0.61            0.23         0.47         0.92        0.24
                                                ----------       ---------    ---------   ----------   ---------

Less dividends from net investment income            (0.45)          (0.37)       (0.39)       (0.55)      (0.57)
                                                ----------       ---------    ---------   ----------   ---------

Net asset value, end of period                  $     9.45       $    9.29    $    9.43   $     9.35   $    8.98
                                                ==========       =========    =========   ==========   =========

TOTAL RETURN+                                         6.68%           2.39%        5.23%       10.48%       2.67%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                              1.00%(2)        0.94%        0.87%        0.99%       0.92%
Net investment income                                 4.05%(2)        2.34%        4.20%        5.93%       6.20%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $    5,687       $   7,113    $  11,943   $    3,018   $   6,834
Portfolio turnover rate                                164%            429%         400%         358%        114%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.05% AND 4.00%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY QUALITY INCOME TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY QUALITY INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Quality Income Trust (the "Fund"), including the portfolio of investments, as of August 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Quality Income Trust as of August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 18, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

     Of the Fund's ordinary income dividends paid during the fiscal year ended August 31, 2004, 0.05% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY QUALITY INCOME TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                            TERM OF                                              IN FUND
                            POSITION(S)   OFFICE AND                                             COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)            OVERSEEN      OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*          DURING PAST 5 YEARS**          BY TRUSTEE***      HELD BY TRUSTEE
-------------------------   -----------  ------------   -----------------------------------   -------------   --------------------
Michael Bozic (63)          Trustee      Since          Private Investor; Director or         208             Director of Weirton
c/o Kramer Levin Naftalis                April 1994     Trustee of the Retail Funds (since                    Steel Corporation.
& Frankel LLP                                           April 1994) and the Institutional
Counsel to the                                          Funds (since July 2003); formerly
Independent Trustees                                    Vice Chairman of Kmart Corporation
919 Third Avenue                                        (December 1998-October 2000),
New York, NY                                            Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November 1995-November
                                                        1998) and President and Chief
                                                        Executive Officer of Hills
                                                        Department Stores (May 1991-July
                                                        1995); formerly variously Chairman,
                                                        Chief Executive Officer, President
                                                        and Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears, Roebuck
                                                        & Co.

Edwin J. Garn (71)          Trustee      Since          Managing Director of Summit           208             Director of Franklin
c/o Summit Ventures LLC                  January 1993   Ventures LLC; Director or Trustee                     Covey (time
1 Utah Center                                           of the Retail Funds (since January                    management systems),
201 S. Main Street                                      1993) and the Institutional Funds                     BMW Bank of North
Salt Lake City, UT                                      (since July 2003); member of the                      America, Inc.
                                                        Utah Regional Advisory Board of                       (industrial loan
                                                        Pacific Corp.; formerly United                        corporation), United
                                                        States Senator (R-Utah) (1974-1992)                   Space Alliance
                                                        and Chairman, Senate Banking                          (joint venture
                                                        Committee (1980-1986), Mayor of                       between Lockheed
                                                        Salt Lake City, Utah (1971-1974),                     Martin and the
                                                        Astronaut, Space Shuttle Discovery                    Boeing Company) and
                                                        (April 12-19, 1985), and Vice                         Nuskin Asia Pacific
                                                        Chairman, Huntsman Corporation                        (multilevel
                                                        (chemical company).                                   marketing); member
                                                                                                              of the board of
                                                                                                              various civic and
                                                                                                              charitable
                                                                                                              organizations.

Wayne E. Hedien (70)        Trustee      Since          Retired; Director or Trustee of the   208             Director of The PMI
c/o Kramer Levin Naftalis                September      Retail Funds (since September 1997)                   Group Inc. (private
& Frankel LLP                            1997           and the Institutional Funds (since                    mortgage insurance);
Counsel to the                                          July 2003); formerly associated                       Trustee and Vice
Independent Trustees                                    with the Allstate Companies                           Chairman of The
919 Third Avenue                                        (1966-1994), most recently as                         Field Museum of
New York, NY                                            Chairman of The Allstate                              Natural History;
                                                        Corporation (March 1993-December                      director of various
                                                        1994) and Chairman and Chief                          other business and
                                                        Executive Officer of its                              charitable
                                                        wholly-owned subsidiary, Allstate                     organizations.
                                                        Insurance Company (July
                                                        1989-December 1994).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                            TERM OF                                              IN FUND
                            POSITION(S)   OFFICE AND                                             COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)            OVERSEEN      OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*          DURING PAST 5 YEARS**          BY TRUSTEE***      HELD BY TRUSTEE
-------------------------   -----------  ------------   -----------------------------------   -------------   --------------------
Dr. Manuel H. Johnson       Trustee      Since          Senior Partner, Johnson Smick         208             Director of NVR,
(55)                                     July 1991      International, Inc., a consulting                     Inc. (home
c/o Johnson Smick                                       firm; Chairman of the Audit                           construction);
International, Inc.                                     Committee and Director or Trustee                     Chairman and Trustee
2099 Pennsylvania Avenue,                               of the Retail Funds (since July                       of the Financial
N.W.                                                    1991) and the Institutional Funds                     Accounting
Suite 950                                               (since July 2003); Co-Chairman and                    Foundation
Washington, D.C.                                        a founder of the Group of Seven                       (oversight
                                                        Council (G7C), an international                       organization of the
                                                        economic commission; formerly Vice                    Financial Accounting
                                                        Chairman of the Board of Governors                    Standards Board);
                                                        of the Federal Reserve System and                     Director of RBS
                                                        Assistant Secretary of the U.S.                       Greenwich Capital
                                                        Treasury.                                             Holdings (financial
                                                                                                              holding company).

Joseph J. Kearns (62)       Trustee      Since          President, Kearns & Associates LLC    209             Director of Electro
PMB754                                   July 2003      (investment consulting); Deputy                       Rent Corporation
23852 Pacific Coast                                     Chairman of the Audit Committee and                   (equipment leasing),
Highway                                                 Director or Trustee of the Retail                     The Ford Family
Malibu, CA                                              Funds (since July 2003) and the                       Foundation, and the
                                                        Institutional Funds (since August                     UCLA Foundation.
                                                        1994); previously Chairman of the
                                                        Audit Committee of the
                                                        Institutional Funds (October 2001-
                                                        July 2003); formerly CFO of the
                                                        J. Paul Getty Trust.

Michael E. Nugent (68)      Trustee      Since          General Partner of Triumph Capital,   208             Director of various
c/o Triumph Capital, L.P.                July 1991      L.P., a private investment                            business
445 Park Avenue                                         partnership; Chairman of the                          organizations.
New York, NY                                            Insurance Committee and Director or
                                                        Trustee of the Retail Funds (since
                                                        July 1991) and the Institutional
                                                        Funds (since July 2001); formerly
                                                        Vice President, Bankers Trust
                                                        Company and BT Capital Corporation
                                                        (1984-1988).

Fergus Reid (72)            Trustee      Since          Chairman of Lumelite Plastics         209             Trustee and Director
c/o Lumelite Plastics                    July 2003      Corporation; Chairman of the                          of certain
Corporation                                             Governance Committee and Director                     investment companies
85 Charles Colman Blvd.                                 or Trustee of the Retail Funds                        in the JPMorgan
Pawling, NY                                             (since July 2003) and the                             Funds complex
                                                        Institutional Funds (since June                       managed by J.P.
                                                        1992).                                                Morgan Investment
                                                                                                              Management Inc.

INTERESTED TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                            TERM OF                                              IN FUND
                            POSITION(S)   OFFICE AND                                             COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF          PRINCIPAL OCCUPATION(S)            OVERSEEN      OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*          DURING PAST 5 YEARS**          BY TRUSTEE***      HELD BY TRUSTEE
-------------------------   -----------  ------------   -----------------------------------   -------------   --------------------
Charles A. Fiumefreddo      Chairman     Since          Chairman and Director or Trustee of   208             None
(71)                        of the       July 1991      the Retail Funds (since July 1991)
c/o Morgan Stanley Trust    Board and                   and the Institutional Funds (since
Harborside Financial        Trustee                     July 2003); formerly Chief
Center,                                                 Executive Officer of the Retail
Plaza Two,                                              Funds (until September 2002).
Jersey City, NJ

James F. Higgins (56)       Trustee      Since          Director or Trustee of the Retail     208             Director of AXA
c/o Morgan Stanley Trust                 June 2000      Funds (since June 2000) and the                       Financial, Inc. and
Harborside Financial                                    Institutional Funds (since July                       The Equitable Life
Center,                                                 2003); Senior Advisor of Morgan                       Assurance Society of
Plaza Two,                                              Stanley (since August 2000);                          the United States
Jersey City, NJ                                         Director of the Distributor and                       (financial
                                                        Dean Witter Realty Inc.; previously                   services).
                                                        President and Chief Operating
                                                        Officer of the Private Client Group
                                                        of Morgan Stanley (May 1999-August
                                                        2000), and President and Chief
                                                        Operating Officer of Individual
                                                        Securities of Morgan Stanley
                                                        (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS ") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                            TERM OF
                            POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT  TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------   -----------  ------------   ------------------------------------------------------
Mitchell M. Merin (51)      President    Since          President and Chief Operating Officer of Morgan
1221 Avenue of the                       May 1999       Stanley Investment Management Inc.; President,
Americas                                                Director and Chief Executive Officer of the Investment
New York, NY                                            Manager and Morgan Stanley Services; Chairman and
                                                        Director of the Distributor; Chairman and Director of
                                                        the Transfer Agent; Director of various Morgan Stanley
                                                        subsidiaries; President of the Institutional Funds
                                                        (since July 2003) and President of the Retail Funds
                                                        (since May 1999); Trustee (since July 2003) and
                                                        President (since December 2002) of the Van Kampen
                                                        Closed-End Funds; Trustee (since May 1999) and
                                                        President (since October 2002) of the Van Kampen
                                                        Open-End Funds.

Barry Fink (49)             Vice         Since          General Counsel (since May 2000) and Managing Director
1221 Avenue of the          President    February       (since December 2000) of Morgan Stanley Investment
Americas                                 1997           Management; Managing Director (since December 2000),
New York, NY                                            Secretary (since February 1997) and Director (since
                                                        July 1998) of the Investment Manager and Morgan
                                                        Stanley Services; Vice President of the Retail Funds;
                                                        Assistant Secretary of Morgan Stanley DW; Vice
                                                        President of the Institutional Funds (since July
                                                        2003); Managing Director, Secretary and Director of
                                                        the Distributor; previously Secretary (February
                                                        1997-July 2003) and General Counsel (February
                                                        1997-April 2004) of the Retail Funds; Vice President
                                                        and Assistant General Counsel of the Investment
                                                        Manager and Morgan Stanley Services (February
                                                        1997-December 2001).

Ronald E. Robison (65)      Executive    Since          Principal Executive Officer-Office of the Funds (since
1221 Avenue of the          Vice         April 2003     November 2003); Managing Director of Morgan Stanley &
Americas                    President                   Co. Incorporated, Managing Director of Morgan Stanley;
New York, NY                and                         Managing Director, Chief Administrative Officer and
                            Principal                   Director of the Investment Manager and Morgan Stanley
                            Executive                   Services; Chief Executive Officer and Director of the
                            Officer                     Transfer Agent; Managing Director and Director of the
                                                        Distributor; Executive Vice President and Principal
                                                        Executive Officer of the Institutional Funds (since
                                                        July 2003) and the Retail Funds (since April 2003);
                                                        Director of Morgan Stanley SICAV (since May 2004);
                                                        previously President and Director of the Retail Funds
                                                        (March 2001-July 2003) and Chief Global Operations
                                                        Officer and Managing Director of Morgan Stanley
                                                        Investment Management Inc.

Joseph J. McAlinden (61)    Vice         Since          Managing Director and Chief Investment Officer of the
1221 Avenue of the          President    July 1995      Investment Manager and Morgan Stanley Investment
Americas                                                Management Inc., Director of the Transfer Agent, Chief
New York, NY                                            Investment Officer of the Van Kampen Funds; Vice
                                                        President of the Institutional Funds (since July 2003)
                                                        and the Retail Funds (since July 1995).

Amy R. Doberman (42)        Vice         Since          Managing Director and General Counsel, U.S. Investment
1221 Avenue of the          President    July 2004      Management; Managing Director of Morgan Stanley
Americas                                                Investment Management Inc. and the Investment Manager,
New York, NY                                            Vice President of the Institutional and Retail Funds
                                                        (since July 2004); previously, Managing Director and
                                                        General Counsel - Americas, UBS Global Asset
                                                        Management (July 2000 - July 2004) and General
                                                        Counsel, Aeltus Investment Management, Inc. (January
                                                        1997 - July 2000).

Stefanie V. Chang (37)      Vice         Since          Executive Director of Morgan Stanley & Co.
1221 Avenue of the          President    July 2003      Incorporated, Morgan Stanley Investment Management
Americas                                                Inc., and the Investment Manager; Vice President of
New York, NY                                            the Institutional Funds (since December 1997) and the
                                                        Retail Funds (since July 2003); formerly practiced law
                                                        with the New York law firm of Rogers & Wells (now
                                                        Clifford Chance US LLP).

                                            TERM OF
                            POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT  TIME SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------   -----------  ------------   ------------------------------------------------------
Francis J. Smith (39)       Treasurer    Treasurer      Executive Director of the Investment Manager and
c/o Morgan Stanley Trust    and Chief    since July     Morgan Stanley Services (since December 2001);
Harborside Financial        Financial    2003 and       previously, Vice President of the Retail Funds
Center,                     Officer      Chief          (September 2002-July 2003), and Vice President of the
Plaza Two,                               Financial      Investment Manager and Morgan Stanley Services (August
Jersey City, NJ                          Officer        2000-November 2001) and Senior Manager at
                                         since          PricewaterhouseCoopers LLP (January 1998-August 2000).
                                         September
                                         2002

Thomas F. Caloia (58)       Vice         Since          Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust    President    July 2003      Treasurer of the Investment Manager, the Distributor
Harborside Financial                                    and Morgan Stanley Services; previously Treasurer of
Center,                                                 the Retail Funds (April 1989-July 2003); formerly
Plaza Two,                                              First Vice President of the Investment Manager, the
Jersey City, NJ                                         Distributor and Morgan Stanley Services.

Mary E. Mullin (37)         Secretary    Since          Executive Director of Morgan Stanley & Co.
1221 Avenue of the                       July 2003      Incorporated, Morgan Stanley Investment Management
Americas                                                Inc. and the Investment Manager; Secretary of the
New York, NY                                            Institutional Funds (since June 1999) and the Retail
                                                        Funds (since July 2003); formerly practiced law with
                                                        the New York law firms of McDermott, Will & Emery and
                                                        Skadden, Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley

[MORGAN STANLEY LOGO]

38557RPT-RA04-00643P-Y08/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                            QUALITY INCOME TRUST


                                                                   ANNUAL REPORT
                                                                 AUGUST 31, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Trust/Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

       2004


                                                        REGISTRANT            COVERED ENTITIES(1)

          AUDIT FEES                                    $   31,830                      N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                       $      452 (2)        $   5,067,400 (2)
               TAX FEES                                 $    5,598 (3)        $     545,053 (4)
               ALL OTHER FEES                           $        -            $           -
          TOTAL NON-AUDIT FEES                          $    6,050            $   5,612,453

          TOTAL                                         $   37,880            $   5,612,453

       2003

                                                        REGISTRANT            COVERED ENTITIES(1)
          AUDIT FEES                                    $   31,150                      N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES                       $      684 (2)        $   1,086,576 (2)
               TAX FEES                                 $    5,205 (3)        $     252,500 (4)
               ALL OTHER FEES                           $        -            $           -(5)
          TOTAL NON-AUDIT FEES                          $    5,889            $   1,339,076

          TOTAL                                         $   37,039            $   1,339,076

       N/A- Not applicable, as not required by Item 4.

       (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
       (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
       (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
       (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
       (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.     STATEMENT OF PRINCIPLES

       The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

       The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

       The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

       The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

       The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.     DELEGATION

       As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     AUDIT SERVICES

       The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

       In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

       The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     AUDIT-RELATED SERVICES

       Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

       The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     TAX SERVICES

       The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

       Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     ALL OTHER SERVICES

       The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

       The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

       Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     PROCEDURES

       All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

       The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.     ADDITIONAL REQUIREMENTS

       The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.    COVERED ENTITIES

       Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management
       Morgan Stanley Investments LP
       Van Kampen Asset Management Inc.
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investments LP
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.


Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004